Note 2 - Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Accounting Policies (Details) [Line Items]
Restricted Cash and Cash Equivalents			$ 6,585,000	$ 7,453,000
Federal Home Loan Bank Stock, Par Value Per Share			$ 100
Federal Home Loan Bank Stock, Membership Stock Investment Requirement, Percentage			0.35%
Share-based Compensation	$ 62,000	$ 80,000	$ 145,000	$ 156,000
Residential Portfolio Segment [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Loan Payments, Delinquency Period			90 days
Consumer Portfolio Segment [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Loan Payments, Delinquency Period			90 days
Commercial Real Estate Portfolio Segment [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Loan Payments, Delinquency Period			90 days
Derivative [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Federal Home Loan Bank Stock, Activity Based Stock Investment Requirement, Percentage			4.50%
Standby Letters of Credit [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Federal Home Loan Bank Stock, Activity Based Stock Investment Requirement, Percentage			0.50%
Overnight Federal Funds Rate Base [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Federal Home Loan Bank Stock, Activity Based Stock Investment Requirement, Percentage			3.00%
Federal Home Loan Bank Borrowings Rate [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Federal Home Loan Bank Stock, Activity Based Stock Investment Requirement, Percentage			4.00%
Other Federal Home Loan Bank Advances Rate [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Federal Home Loan Bank Stock, Activity Based Stock Investment Requirement, Percentage			4.50%
Minimum [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Federal Home Loan Bank Stock, Investment Base			$ 10,000
Minimum [Member] | Furniture and Fixtures [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Federal Home Loan Bank Stock, Investment Base			$ 25,000,000
Maximum [Member] | Furniture and Fixtures [Member]
Note 2 - Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			20 years
Property, Plant and Equipment, Estimated Useful Lives			20 years